UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10543

Name of Fund: BlackRock Core Bond Trust (BHK)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Core Bond Trust, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2020 – 06/30/2021

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-10543
Reporting Period: 07/01/2020 - 06/30/2021
BlackRock Core Bond Trust

========================== BlackRock Core Bond Trust ===========================

STONEWAY CAPITAL CORPORATION

Ticker:                      Security ID:  86188PAA5
Meeting Date: DEC 28, 2020   Meeting Type: Special
Record Date:  OCT 08, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Noteholder Resolution: Approve Secured  For       For          Management
      Noteholders' Arrangement Resolution

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Bond Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Core Bond Trust

Date:	August 27, 2021